Not FDIC Insured May Lose Value No Bank Guarantee
MS-Q3PH

Schedules of Investments
(unaudited)
Franklin Mutual Beacon Fund 2
Franklin Mutual Global Discovery Fund 5
Franklin Mutual International Value Fund 10
Franklin Mutual Quest Fund 13
Franklin Mutual Shares Fund 20
Notes to Schedules of Investments 25

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2024
Franklin Mutual Beacon Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Aerospace & Defense 2.6%
Airbus SE ......................................... France 578,913 $ 84,735,195
Air Freight & Logistics 2.4%
United Parcel Service, Inc. , B .......................... United States 588,398 80,222,183
Automobiles 1.9%
General Motors Co. .................................. United States 1,372,492 61,542,541
Banks 10.0%
BNP Paribas SA .................................... France 921,031 63,208,400
DBS Group Holdings Ltd. ............................. Singapore 4,227,601 125,202,382
JPMorgan Chase & Co. ............................... United States 654,171 137,938,497
326,349,279
Beverages 3.3%
Heineken NV ...................................... Netherlands 1,237,126 109,829,800
Building Products 3.8%
Johnson Controls International plc ....................... United States 1,606,706 124,696,453
Capital Markets 3.5%
BlackRock, Inc. ..................................... United States 121,201 115,081,562
Consumer Staples Distribution & Retail 1.9%
Seven & i Holdings Co. Ltd. ............................ Japan 4,065,584 61,213,894
Diversified Telecommunication Services 1.9%
Deutsche Telekom AG ................................ Germany 2,178,276 63,980,089
Energy Equipment & Services 1.8%
Schlumberger NV ................................... United States 1,386,135 58,148,363
Entertainment 3.2%
Walt Disney Co. (The) ................................ United States 1,088,465 104,699,449
Financial Services 2.5%
Global Payments, Inc. ................................ United States 786,534 80,556,812
Health Care Equipment & Supplies 4.0%
Medtronic plc ...................................... United States 1,458,744 131,330,722
Health Care Providers & Services 1.9%
Elevance Health, Inc. ................................ United States 117,653 61,179,560
Household Products 3.4%
Reckitt Benckiser Group plc ........................... United Kingdom 1,806,129 110,514,797
Insurance 7.1%
Hartford Financial Services Group, Inc. (The) .............. United States 1,072,503 126,137,078
Progressive Corp. (The) .............................. United States 420,885 106,803,778
232,940,856
Machinery 3.8%
Parker-Hannifin Corp. ................................ United States 195,484 123,510,701
Media 2.5%
a
Charter Communications, Inc. , A ........................ United States 248,390 80,498,231
Metals & Mining 2.0%
Rio Tinto plc ....................................... Australia 918,481 65,205,663
Oil, Gas & Consumable Fuels 4.8%
Chevron Corp. ..................................... United States 444,203 65,417,776

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Shell plc .......................................... United States 2,822,824 $ 91,584,167
157,001,943
Personal Care Products 4.2%
Haleon plc ........................................ United States 26,431,787 138,314,687
Pharmaceuticals 11.7%
GSK plc .......................................... United States 4,355,658 88,692,268
Merck & Co., Inc. ................................... United States 785,415 89,191,728
Novartis AG , ADR ................................... Switzerland 810,753 93,252,810
Roche Holding AG .................................. United States 356,584 114,113,030
385,249,836
Retail REITs 2.4%
Brixmor Property Group, Inc. ........................... United States 2,838,963 79,093,509
Software 2.1%
Gen Digital, Inc. .................................... United States 2,535,862 69,558,695
Technology Hardware, Storage & Peripherals 2.7%
Samsung Electronics Co. Ltd. .......................... South Korea 1,930,817 89,475,717
Textiles, Apparel & Luxury Goods 3.4%
Cie Financiere Richemont SA .......................... Switzerland 705,032 111,962,108
Trading Companies & Distributors 3.7%
Ferguson Enterprises, Inc. ............................ United States 618,283 122,772,455
Total Common Stocks (Cost $ 2,396,018,550 ) ..................................
3,229,665,100
Companies in Liquidation 0.0%
a,b,c
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 5,229,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 2,396,018,550 ) ...........................
3,229,665,100
a
Short Term Investments 1.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.2%
d
FHLB , 10/01/24 ..................................... United States 38,400,000 38,395,051
Total U.S. Government and Agency Securities (Cost $ 38,400,000 ) ...............
38,395,051
Total Short Term Investments (Cost $ 38,400,000 ) ..............................
38,395,051
a
Total Investments (Cost $ 2,434,418,550 ) 99.7% ................................
$3,268,060,151
Other Assets, less Liabilities 0.3% ...........................................
10,202,298
Net Assets 100.0% .........................................................
$3,278,262,449
a a a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 34 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
d
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2024
Franklin Mutual Global Discovery Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.9%
Aerospace & Defense 1.5%
Airbus SE ......................................... France 981,327 $ 143,636,324
Air Freight & Logistics 1.4%
United Parcel Service, Inc., B .......................... United States 980,843 133,728,135
Automobile Components 3.3%
a
Aptiv plc .......................................... United States 2,392,915 172,313,809
Denso Corp. ....................................... Japan 9,317,238 140,041,373
312,355,182
Banks 6.4%
Bank of America Corp. ............................... United States 2,415,524 95,847,992
BNP Paribas SA .................................... France 2,981,585 204,619,842
DBS Group Holdings Ltd. ............................. Singapore 5,286,566 156,564,126
JPMorgan Chase & Co. ............................... United States 740,747 156,193,912
613,225,872
Building Products 1.5%
Johnson Controls International plc ....................... United States 1,854,645 143,938,998
Capital Markets 1.8%
BlackRock, Inc. ..................................... United States 179,850 170,769,374
Chemicals 1.7%
a,b
Covestro AG, 144A, Reg S ............................ Germany 2,661,508 165,881,553
Consumer Finance 1.7%
Capital One Financial Corp. ........................... United States 1,104,002 165,302,219
Consumer Staples Distribution & Retail 1.9%
Seven & i Holdings Co. Ltd. ............................ Japan 11,919,072 179,460,765
Containers & Packaging 0.6%
DS Smith plc ....................................... United Kingdom 8,800,736 54,427,659
Diversified Telecommunication Services 1.9%
Deutsche Telekom AG ................................ Germany 6,186,336 181,704,397
Electric Utilities 1.3%
Entergy Corp. ...................................... United States 915,913 120,543,310
Electrical Equipment 1.7%
Mitsubishi Electric Corp. .............................. Japan 9,963,958 161,613,585
Energy Equipment & Services 1.9%
Schlumberger NV ................................... United States 4,234,090 177,620,076
Entertainment 1.8%
Walt Disney Co. (The) ................................ United States 1,743,252 167,683,410
Financial Services 5.8%
a
Fiserv, Inc. ........................................ United States 1,010,982 181,622,916
Global Payments, Inc. ................................ United States 1,723,061 176,475,908
Voya Financial, Inc. .................................. United States 2,483,888 196,773,607
554,872,431
Food Products 3.3%
Danone SA ........................................ France 2,192,566 159,719,755
Kraft Heinz Co. (The) ................................ United States 4,319,289 151,650,237
311,369,992

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 2.2%
Medtronic plc ...................................... United States 2,345,804 $ 211,192,734
Health Care Providers & Services 7.1%
CVS Health Corp. ................................... United States 2,631,954 165,497,268
Elevance Health, Inc. ................................ United States 412,875 214,695,000
a
Fresenius SE & Co. KGaA ............................. Germany 4,797,473 183,043,487
Humana, Inc. ...................................... United States 351,883 111,455,421
674,691,176
Household Durables 1.2%
DR Horton, Inc. ..................................... United States 617,674 117,833,669
Household Products 2.0%
Reckitt Benckiser Group plc ........................... United Kingdom 3,099,060 189,627,644
Industrial Conglomerates 1.6%
Siemens AG ....................................... Germany 752,789 152,308,887
Insurance 6.1%
Everest Group Ltd. .................................. United States 511,444 200,399,102
NN Group NV ...................................... Netherlands 3,757,217 187,487,394
Prudential plc ...................................... Hong Kong 21,188,684 196,587,303
584,473,799
Interactive Media & Services 1.8%
Tencent Holdings Ltd. ................................ China 3,119,309 173,448,838
IT Services 1.2%
Capgemini SE ...................................... France 538,651 116,305,534
Media 2.2%
a
Charter Communications, Inc., A ........................ United States 646,941 209,660,639
Metals & Mining 1.8%
Rio Tinto plc ....................................... Australia 2,472,532 175,532,307
Oil, Gas & Consumable Fuels 4.2%
BP plc ............................................ United States 35,752,008 186,479,887
Hess Corp. ........................................ United States 316,119 42,928,960
Shell plc .......................................... United States 5,227,482 169,601,288
399,010,135
Personal Care Products 2.8%
Haleon plc ........................................ United States 21,326,219 111,597,801
Kenvue, Inc. ....................................... United States 6,846,682 158,363,755
269,961,556
Pharmaceuticals 7.3%
GSK plc .......................................... United States 8,236,816 167,722,510
Merck & Co., Inc. ................................... United States 1,459,653 165,758,195
Novartis AG, ADR ................................... Switzerland 1,426,004 164,018,980
Roche Holding AG .................................. United States 626,703 200,555,769
698,055,454
Real Estate Management & Development 1.4%
a
CBRE Group, Inc., A ................................. United States 1,088,032 135,438,223
Semiconductors & Semiconductor Equipment 1.6%
Renesas Electronics Corp. ............................ Japan 10,733,016 155,753,865

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 1.5%
Samsung Electronics Co. Ltd. .......................... South Korea 3,043,126 $ 141,021,071
Textiles, Apparel & Luxury Goods 4.2%
a
Capri Holdings Ltd. .................................. United States 1,479,087 62,772,452
Cie Financiere Richemont SA .......................... Switzerland 957,339 152,029,543
Kering SA ......................................... France 634,263 182,590,552
397,392,547
Tobacco 1.7%
British American Tobacco plc ........................... United Kingdom 4,577,970 166,916,494
Trading Companies & Distributors 3.5%
AerCap Holdings NV ................................. Ireland 2,256,126 213,700,255
Ferguson Enterprises, Inc. ............................ United States 622,969 123,702,954
337,403,209
Total Common Stocks (Cost $6,872,454,898) ..................................
9,064,161,063
Principal
Amount
*
Corporate Bonds 0.7%
Media 0.1%
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ............
United States 10,120,000 10,070,419
Pharmaceuticals 0.4%
b
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 .................... United States 33,966,000 31,882,819
Senior Note, 144A, 8.5%, 1/31/27 ..................... United States 5,239,000 4,295,425
36,178,244
Specialty Retail 0.2%
b
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 31,145,000 18,274,765
Total Corporate Bonds (Cost $68,056,607) ....................................
64,523,428
Senior Floating Rate Interests 2.3%
c
Commercial Services & Supplies 0.9%
Neptune BidCo US, Inc., First Lien, CME Term Loan, A, 10.154%,
(3-month SOFR + 4.75%), 10/11/28 .................... United States 48,200,863 45,200,359
Neptune BidCo US, Inc., First Lien, Dollar CME Term Loan, B,
10.404%, (3-month SOFR + 5%), 4/11/29 ................ United States 45,125,237 42,482,252
87,682,611
a a a a a a
Passenger Airlines 0.4%
c,d
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term Loan,
10.294%, (3-month SOFR + 4.75%), 4/20/28 ............. United States 36,500,000 37,579,670
Professional Services 0.4%
c
CoreLogic, Inc., First Lien, Initial CME Term Loan, 8.46%,
(1-month SOFR + 3.5%), 6/02/28 ...................... United States 40,247,507 39,949,273
Specialty Retail 0.6%
c
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B, 9.115%,
(3-month SOFR + 4.25%), 4/17/28 ..................... United States 71,932,703 57,078,599
Total Senior Floating Rate Interests (Cost $224,005,547) .......................
222,290,153

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,e,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 30,996,000 $ —
Total Companies in Liquidation (Cost $–) ....................................
—
Total Long Term Investments (Cost $7,164,517,052) ...........................
9,350,974,644
a
Short Term Investments 2.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.2%
g
FHLB, 10/01/24 ..................................... United States 192,700,000 192,675,163
g,h
U.S. Treasury Bills ,
1/30/25 ......................................... United States 10,000,000 9,854,044
2/20/25 ......................................... United States 5,000,000 4,914,627
3/13/25 ......................................... United States 5,000,000 4,903,219
19,671,890
Total U.S. Government and Agency Securities (Cost $212,351,831) ..............
212,347,053
Total Short Term Investments (Cost $212,351,831 ) .............................
212,347,053
a
Total Investments (Cost $7,376,868,883) 100.1% ..............................
$9,563,321,697
Other Assets, less Liabilities (0.1)% .........................................
(7,031,043)
Net Assets 100.0% .........................................................
$9,556,290,654
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $220,334,562, representing 2.3% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
The security was issued on a discount basis with no stated coupon rate.
h
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At September 30, 2024, the aggregate value of these securities pledged amounted to $15,336,663, representing 0.2% of net assets.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2024, the Fund had the following futures contracts outstanding.
At September 30, 2024, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 34 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 2,095 $ 292,422,719 12/16/24 $ (1,998,043)
Total Futures Contracts ...................................................................... $(1,998,043)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
South Korean Won .. HSBK Buy 55,963,087,140 41,365,143 11/04/24 $ 1,134,949 $ (5,024)
South Korean Won .. HSBK Sell 114,966,142,349 84,164,374 11/04/24 — (3,134,132)
South Korean Won .. UBSW Sell 81,361,131,541 59,675,173 11/04/24 — (2,105,669)
Japanese Yen ...... UBSW Sell 29,357,953,421 201,445,332 11/20/24 31,689 (4,218,741)
Euro ............. BOFA Sell 120,497,626 131,572,322 1/13/25 — (3,138,856)
Euro ............. HSBK Sell 17,076,438 18,680,411 1/13/25 — (410,315)
Euro ............. UBSW Buy 14,780,251 16,391,853 1/13/25 131,834 —
Euro ............. UBSW Sell 408,600 447,048 1/13/25 — (9,750)
Euro ............. WFLA Sell 124,616,582 136,057,630 1/13/25 — (3,258,363)
Total Forward Exchange Contracts ................................................... $1,298,472 $(16,280,850)
Net unrealized appreciation (depreciation) ............................................ $(14,982,378)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2024
Franklin Mutual International Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.5%
Aerospace & Defense 4.2%
Airbus SE ......................................... France 100,475 $ 14,706,474
Babcock International Group plc ........................ United Kingdom 1,764,831 11,149,325
Melrose Industries plc ................................ United Kingdom 1,718,736 10,504,949
36,360,748
Air Freight & Logistics 2.0%
Deutsche Post AG ................................... Germany 390,664 17,427,793
Automobile Components 2.0%
Denso Corp. ....................................... Japan 1,152,067 17,315,973
Banks 8.1%
BNP Paribas SA .................................... France 367,321 25,208,459
DBS Group Holdings Ltd. ............................. Singapore 841,626 24,925,148
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 1,864,752 19,147,062
69,280,669
Beverages 3.0%
Coca-Cola HBC AG ................................. Italy 310,887 11,084,653
Heineken NV ...................................... Netherlands 163,876 14,548,614
25,633,267
Capital Markets 7.5%
Deutsche Bank AG .................................. Germany 1,412,407 24,453,338
SBI Holdings, Inc. ................................... Japan 711,123 16,456,041
St. James's Place plc ................................ United Kingdom 2,374,514 23,329,128
64,238,507
Chemicals 1.9%
a,b
Covestro AG , 144A , Reg S ............................ Germany 259,158 16,152,321
Consumer Staples Distribution & Retail 2.6%
Seven & i Holdings Co. Ltd. ............................ Japan 1,500,003 22,584,953
Diversified Telecommunication Services 5.3%
Deutsche Telekom AG ................................ Germany 595,307 17,485,294
Hellenic Telecommunications Organization SA .............. Greece 593,697 10,245,478
Koninklijke KPN NV ................................. Netherlands 4,395,108 17,952,486
45,683,258
Electrical Equipment 1.6%
Mitsubishi Electric Corp. .............................. Japan 842,437 13,664,175
Electronic Equipment, Instruments & Components 1.8%
Murata Manufacturing Co. Ltd. ......................... Japan 788,098 15,594,370
Energy Equipment & Services 2.8%
Schlumberger NV ................................... United States 577,791 24,238,332
Food Products 0.3%
Danone SA ........................................ France 29,626 2,158,137
Health Care Equipment & Supplies 2.8%
Olympus Corp. ..................................... Japan 1,278,400 24,299,805
Household Durables 1.8%
Sony Group Corp. ................................... Japan 792,850 15,402,097
Household Products 2.1%
Reckitt Benckiser Group plc ........................... United Kingdom 299,931 18,352,406

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 1.8%
Siemens AG ....................................... Germany 77,694 $ 15,719,527
Insurance 6.9%
ASR Nederland NV .................................. Netherlands 314,766 15,431,968
NN Group NV ...................................... Netherlands 417,124 20,814,739
Prudential plc ...................................... Hong Kong 2,499,727 23,192,313
59,439,020
Interactive Media & Services 2.3%
Tencent Holdings Ltd. ................................ China 348,038 19,352,615
IT Services 1.4%
Capgemini SE ...................................... France 57,171 12,344,363
Metals & Mining 5.0%
Anglo American plc .................................. South Africa 196,192 6,377,838
Norsk Hydro ASA ................................... Norway 2,593,508 16,757,341
Rio Tinto plc ....................................... Australia 285,112 20,240,938
43,376,117
Multi-Utilities 2.2%
National Grid plc .................................... United Kingdom 1,343,086 18,566,877
Oil, Gas & Consumable Fuels 6.0%
BP plc ............................................ United States 5,412,553 28,231,485
Shell plc .......................................... United States 705,991 22,905,288
51,136,773
Personal Care Products 1.7%
Haleon plc ........................................ United States 2,731,217 14,292,164
Pharmaceuticals 8.6%
GSK plc .......................................... United States 873,716 17,791,079
Novartis AG ....................................... Switzerland 245,732 28,294,168
Roche Holding AG .................................. United States 86,776 27,769,817
73,855,064
Professional Services 1.8%
Teleperformance SE ................................. France 149,299 15,446,432
Semiconductors & Semiconductor Equipment 1.9%
Renesas Electronics Corp. ............................ Japan 1,134,375 16,461,663
Technology Hardware, Storage & Peripherals 1.9%
Samsung Electronics Co. Ltd. .......................... South Korea 358,435 16,610,186
Textiles, Apparel & Luxury Goods 3.9%
Cie Financiere Richemont SA .......................... Switzerland 98,553 15,650,640
Kering SA ......................................... France 61,878 17,813,333
33,463,973
Trading Companies & Distributors 2.3%
AerCap Holdings NV ................................. Ireland 208,627 19,761,149
Total Common Stocks (Cost $ 690,542,757 ) ...................................
838,212,734

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 34 .
Short Term Investments 2.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.6%
c
FHLB , 10/01/24 ..................................... United States 22,600,000 $ 22,597,087
Total U.S. Government and Agency Securities (Cost $ 22,600,000 ) ...............
22,597,087
Total Short Term Investments (Cost $ 22,600,000 ) ..............................
22,597,087
a
Total Investments (Cost $ 713,142,757 ) 100.1% ................................
$860,809,821
Other Assets, less Liabilities (0.1) % .........................................
(1,036,770)
Net Assets 100.0% .........................................................
$859,773,051
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the value of this security was $16,152,321, representing 1.9% of net assets.
c
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2024
Franklin Mutual Quest Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 79.6%
Air Freight & Logistics 1.5%
United Parcel Service, Inc., B .......................... United States 309,335 $ 42,174,734
Automobile Components 3.2%
a
Aptiv plc .......................................... United States 558,296 40,202,895
Denso Corp. ....................................... Japan 1,812,846 27,247,715
Lear Corp. ........................................ United States 196,722 21,472,206
88,922,816
Banks 5.4%
Bank of America Corp. ............................... United States 912,505 36,208,199
BNP Paribas SA .................................... France 535,343 36,739,452
PNC Financial Services Group, Inc. (The) ................. United States 198,986 36,782,562
Wells Fargo & Co. ................................... United States 668,214 37,747,409
147,477,622
Beverages 1.2%
Heineken NV ...................................... Netherlands 371,365 32,969,110
Building Products 1.0%
Johnson Controls International plc ....................... United States 358,297 27,807,430
Capital Markets 1.3%
St. James's Place plc ................................ United Kingdom 3,568,984 35,064,558
Chemicals 2.8%
Avient Corp. ....................................... United States 878,789 44,220,662
a,b
Covestro AG, 144A, Reg S ............................ Germany 512,327 31,931,371
76,152,033
Communications Equipment 3.3%
Cisco Systems, Inc. ................................. United States 572,302 30,457,912
a,c,d,e
Inclusive Language Services LLC, Membership Interests, B .... United States 106,532 58,074,782
Juniper Networks, Inc. ................................ United States 22,927 893,695
89,426,389
Construction & Engineering 1.5%
a
WillScot Holdings Corp. ............................... United States 1,064,745 40,034,412
Consumer Staples Distribution & Retail 1.3%
Seven & i Holdings Co. Ltd. ............................ Japan 2,318,786 34,913,046
Containers & Packaging 2.4%
DS Smith plc ....................................... United Kingdom 5,174,814 32,003,347
International Paper Co. ............................... United States 711,648 34,764,005
66,767,352
Diversified Telecommunication Services 2.6%
Deutsche Telekom AG ................................ Germany 1,062,105 31,196,034
a,c,d
Windstream Holdings, Inc. ............................. United States 1,714,983 38,633,745
69,829,779
Electric Utilities 3.1%
Entergy Corp. ...................................... United States 243,448 32,040,191
Evergy, Inc. ........................................ United States 232,639 14,425,944
PPL Corp. ......................................... United States 1,132,445 37,461,281
83,927,416
Energy Equipment & Services 2.9%
Baker Hughes Co., A ................................. United States 1,165,588 42,136,006

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
Schlumberger NV ................................... United States 899,987 $ 37,754,455
79,890,461
Entertainment 1.7%
Walt Disney Co. (The) ................................ United States 482,678 46,428,797
Financial Services 4.1%
Apollo Global Management, Inc. ........................ United States 267,839 33,455,770
Global Payments, Inc. ................................ United States 491,612 50,350,901
Voya Financial, Inc. .................................. United States 349,041 27,651,028
111,457,699
Food Products 1.1%
Danone SA ........................................ France 427,809 31,164,193
Health Care Equipment & Supplies 1.7%
Medtronic plc ...................................... United States 502,815 45,268,434
Health Care Providers & Services 5.0%
CVS Health Corp. ................................... United States 556,494 34,992,343
Elevance Health, Inc. ................................ United States 102,312 53,202,240
a
Fresenius SE & Co. KGaA ............................. Germany 718,432 27,411,159
f
Humana, Inc. ...................................... United States 64,639 20,473,757
136,079,499
Household Products 1.9%
Reckitt Benckiser Group plc ........................... United Kingdom 831,055 50,851,226
Insurance 7.6%
ASR Nederland NV .................................. Netherlands 832,528 40,816,180
Everest Group Ltd. .................................. United States 146,503 57,404,270
Hartford Financial Services Group, Inc. (The) .............. United States 241,081 28,353,536
Progressive Corp. (The) .............................. United States 151,976 38,565,430
Prudential plc ...................................... Hong Kong 4,632,311 42,978,296
208,117,712
Media 1.6%
a
Charter Communications, Inc., A ........................ United States 127,660 41,372,053
a
Clear Channel Outdoor Holdings, Inc. .................... United States 2,405,414 3,848,662
c,d
Tenerity, Inc. ....................................... United States 1 29
45,220,744
Metals & Mining 3.5%
Anglo American plc .................................. South Africa 600,441 19,519,223
Rio Tinto plc ....................................... Australia 660,766 46,909,719
g
United States Steel Corp. ............................. United States 848,131 29,964,468
96,393,410
Oil, Gas & Consumable Fuels 3.3%
BP plc ............................................ United States 8,567,251 44,686,162
EOG Resources, Inc. ................................ United States 267,610 32,897,297
Hess Corp. ........................................ United States 95,708 12,997,146
90,580,605
Personal Care Products 1.4%
Kenvue, Inc. ....................................... United States 1,696,259 39,234,471
Pharmaceuticals 5.5%
GSK plc .......................................... United States 2,013,610 41,002,218

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Merck & Co., Inc. ................................... United States 355,329 $ 40,351,161
Novartis AG, ADR ................................... Switzerland 288,356 33,166,707
Roche Holding AG .................................. United States 115,657 37,012,235
151,532,321
Professional Services 1.1%
SS&C Technologies Holdings, Inc. ....................... United States 395,764 29,369,646
Real Estate Management & Development 0.6%
Savills plc ......................................... United Kingdom 1,033,493 16,388,525
Semiconductors & Semiconductor Equipment 0.6%
Renesas Electronics Corp. ............................ Japan 1,063,497 15,433,106
Specialized REITs 0.8%
American Tower Corp. ................................ United States 90,835 21,124,588
Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics Co. Ltd. .......................... South Korea 485,234 22,486,160
Textiles, Apparel & Luxury Goods 0.6%
a
Capri Holdings Ltd. .................................. United States 365,166 15,497,645
Tobacco 1.8%
British American Tobacco plc ........................... United Kingdom 1,362,373 49,673,223
Trading Companies & Distributors 1.3%
AerCap Holdings NV ................................. Ireland 378,970 35,896,038
Wireless Telecommunication Services 0.1%
a
Intelsat SA ........................................ Luxembourg 106,029 3,353,220
Total Common Stocks (Cost $1,837,485,825) ..................................
2,176,908,420
Warrants
Warrants 0.1%
Wireless Telecommunication Services 0.1%
a
Intelsat Emergence SA, 2/17/27 ........................ Luxembourg 323,376 1,161,525
1,161,525
Total Warrants (Cost $1,736,986) ............................................
1,161,525
Principal
Amount
*
Corporate Bonds 3.2%
Diversified REITs 0.2%
b
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC ,
Senior Secured Note , 144A, 10.5% , 2/15/28 .............. United States 5,000,000 5,341,055
Media 0.6%
b
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.5% ,
6/01/29 ......................................... United States 13,500,000 11,638,674
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ............
United States 3,499,000 3,481,857
b
DISH Network Corp. , Senior Secured Note , 144A, 11.75% ,
11/15/27 ........................................ United States 2,000,000 2,100,691
17,221,222

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.0%
†
b
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/29 ......................................... United States 325,000 $ 345,033
Pharmaceuticals 0.5%
b
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 .................... United States 5,459,000 5,124,192
Senior Note, 144A, 8.5%, 1/31/27 ..................... United States 3,518,000 2,884,387
b
Bausch Health Cos., Inc. , Senior Bond , 144A, 7.25% , 5/30/29 .. United States 8,000,000 4,935,261
12,943,840
Specialty Retail 1.9%
b
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 51,000,000 29,924,964
b
Staples, Inc. ,
Secured Note, 144A, 12.75%, 1/15/30 .................. United States 17,000,000 13,983,289
Senior Secured Note, 144A, 10.75%, 9/01/29 ............ United States 8,000,000 7,772,404
51,680,657
Total Corporate Bonds (Cost $89,841,067) ....................................
87,531,807
Senior Floating Rate Interests 13.6%
Aerospace & Defense 0.5%
h
TransDigm, Inc., First Lien, CME Term Loan, 1, 8.08%, (3-month
SOFR + 2.75%), 8/24/28 ............................ United States 12,922,500 12,931,610
h
Commercial Services & Supplies 2.9%
Neptune BidCo US, Inc., First Lien, CME Term Loan, A, 10.154%,
(3-month SOFR + 4.75%), 10/11/28 .................... United States 48,128,195 45,132,215
i
Neptune BidCo US, Inc., Second Lien, CME Term Loan, 15.154%,
(3-month SOFR + 9.75%), 10/11/29 .................... United States 35,000,000 35,000,000
80,132,215
a a a a a a
Communications Equipment 4.6%
c,d,e,j
Sorenson Communications LLC, First Lien, Term Loan, B ,
PIK, 8%, 4/01/30 .................................. United States 113,053,307 97,845,312
PIK, 10%, 4/01/30 ................................. United States 28,709,594 29,181,706
127,027,018
a a a a a a
Financial Services 0.9%
h,i,j
Travelport Finance Luxembourg SARL, First Lien, Priority CME
Term Loan, PIK, 7.093%, (3-month SOFR + 1.5%), 2/28/25 .. Luxembourg 30,280,443 25,813,368
Media 0.1%
h,k
Loyalty Ventures, Inc., First Lien, Term Loan, B, 14%, (PRIME +
5.5%), 11/03/27 ................................... United States 26,135,994 2,058,210
h
Passenger Airlines 1.7%
i
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term Loan,
10.294%, (3-month SOFR + 4.75%), 4/20/28 ............. United States 21,500,000 22,135,970
American Airlines, Inc., First Lien, Initial CME Term Loan, 7.209%,
(6-month SOFR + 2.5%), 6/04/29 ...................... United States 25,058,824 24,902,206
47,038,176
a a a a a a
Professional Services 0.3%
h
CoreLogic, Inc., First Lien, Initial CME Term Loan, 8.46%,
(1-month SOFR + 3.5%), 6/02/28 ...................... United States 7,621,781 7,565,304

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Software 0.6%
h
Quest Software, Inc., Second Lien, Initial CME Term Loan,
12.902%, (3-month SOFR + 7.5%), 2/01/30 .............. United States 46,841,437 $ 17,024,052
h
Specialty Retail 2.0%
i
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B, 9.115%,
(3-month SOFR + 4.25%), 4/17/28 ..................... United States 52,416,419 41,592,428
Staples, Inc., First Lien, Closing Date CME Term Loan, 10.689%,
(3-month SOFR + 5.75%), 8/23/29 ..................... United States 13,000,000 11,843,910
53,436,338
a a a a a a
Total Senior Floating Rate Interests (Cost $437,283,347) .......................
373,026,291
Shares
a
Companies in Liquidation 0.0%
a,c,l
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 159,828 —
a,c,l
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 7,443,000 —
Total Companies in Liquidation (Cost $–) ....................................
—
Total Long Term Investments (Cost $2,366,347,225) ...........................
2,638,628,043
a
Short Term Investments 4.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 4.4%
m
FHLB, 10/01/24 ..................................... United States 114,900,000 114,885,191
f,m
U.S. Treasury Bills, 2/20/25 ............................ United States 5,000,000 4,914,627
Total U.S. Government and Agency Securities (Cost $119,807,799) ..............
119,799,818
Total Short Term Investments (Cost $119,807,799 ) .............................
119,799,818
a
Total Investments (Cost $2,486,155,024) 100.9% ..............................
$2,758,427,861
Options Written (0.0)%
†
....................................................
(68,010)
Other Assets, less Liabilities (0.9)% .........................................
(24,050,048)
Net Assets 100.0% .........................................................
$2,734,309,803
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
United States Steel Corp., October Strike Price $39.00, Expires
10/18/24 ........................................ 2,267 8,009,311 (68,010)
(68,010)
Total Options Written (Premiums received $405,919) ..........................
$ (68,010)

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2024, the Fund had the following futures contracts outstanding.
At September 30, 2024, the Fund had the following forward exchange contracts outstanding.
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $115,981,321, representing 4.2% of net assets.
c
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
See Note 4 regarding holdings of 5% voting securities.
f
A portion or all of the security has been segregated as collateral for open forward exchange contracts and open written options contracts. At September 30, 2024, the aggre-
gate value of these securities pledged amounted to $12,751,601, representing 0.5% of net assets.
g
A portion or all of the security is held in connection with written option contracts open at period end.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
A portion or all of the security purchased on a delayed delivery basis.
j
Income may be received in additional securities and/or cash.
k
Defaulted security or security for which income has been deemed uncollectible.
l
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
m
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 92 $ 12,841,475 12/16/24 $ (87,742)
Foreign Exchange GBP/USD ................... Short 20 1,671,750 12/16/24 (36,424)
Total Futures Contracts ...................................................................... $(124,166)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
South Korean Won .. HSBK Buy 5,131,462,642 3,800,164 11/04/24 $ 97,168 $ (801)
South Korean Won .. HSBK Sell 27,512,880,892 20,342,847 11/04/24 — (548,811)
British Pound ...... UBSW Buy 580,000 775,982 11/18/24 — (597)
British Pound ...... WFLA Buy 986,164 1,318,857 11/18/24 2,062 (2,546)
British Pound ...... WFLA Sell 26,937,975 35,594,359 11/18/24 — (418,225)
Japanese Yen ...... UBSW Buy 226,656,150 1,574,573 11/20/24 12,998 —
Japanese Yen ...... UBSW Sell 5,092,628,571 34,912,618 11/20/24 — (757,762)
Euro ............. BOFA Sell 17,316,903 18,908,465 1/13/25 — (451,090)
Euro ............. UBSW Buy 2,197,950 2,418,620 1/13/25 38,594 —
Euro ............. WFLA Sell 17,908,845 19,553,056 1/13/25 — (468,265)
Total Forward Exchange Contracts ................................................... $150,822 $(2,648,097)
Net unrealized appreciation (depreciation) ............................................ $(2,497,275)

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 34 .
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2024
Franklin Mutual Shares Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.6%
Air Freight & Logistics 1.8%
United Parcel Service, Inc., B .......................... United States 980,598 $ 133,694,731
Automobile Components 1.2%
a
Aptiv plc .......................................... United States 1,270,441 91,484,456
Automobiles 1.2%
General Motors Co. .................................. United States 2,060,670 92,400,443
Banks 7.5%
Bank of America Corp. ............................... United States 5,251,898 208,395,312
JPMorgan Chase & Co. ............................... United States 971,381 204,825,398
PNC Financial Services Group, Inc. (The) ................. United States 802,687 148,376,692
561,597,402
Building Products 1.8%
Johnson Controls International plc ....................... United States 1,740,809 135,104,186
Capital Markets 1.8%
BlackRock, Inc. ..................................... United States 141,105 133,980,609
Communications Equipment 1.7%
Cisco Systems, Inc. ................................. United States 2,348,551 124,989,884
Construction & Engineering 1.5%
a
WillScot Holdings Corp. ............................... United States 2,931,903 110,239,553
Consumer Finance 1.5%
Capital One Financial Corp. ........................... United States 764,447 114,460,649
Consumer Staples Distribution & Retail 1.2%
Target Corp. ....................................... United States 587,888 91,628,224
Containers & Packaging 2.1%
DS Smith plc ....................................... United Kingdom 6,669,994 41,250,204
International Paper Co. ............................... United States 2,417,589 118,099,223
159,349,427
Diversified Telecommunication Services 0.7%
a,b,c
Windstream Holdings, Inc. ............................. United States 2,243,497 50,539,679
Electric Utilities 3.5%
Entergy Corp. ...................................... United States 978,111 128,729,189
PPL Corp. ......................................... United States 4,005,114 132,489,171
261,218,360
Electronic Equipment, Instruments & Components 1.4%
a
Flex Ltd. .......................................... United States 3,085,937 103,162,874
Energy Equipment & Services 1.9%
Schlumberger NV ................................... United States 3,298,162 138,357,896
Entertainment 2.1%
Walt Disney Co. (The) ................................ United States 1,633,613 157,137,234
Financial Services 7.8%
Apollo Global Management, Inc. ........................ United States 992,080 123,920,713
a
Fiserv, Inc. ........................................ United States 959,613 172,394,476
Global Payments, Inc. ................................ United States 1,461,732 149,710,591
Voya Financial, Inc. .................................. United States 1,699,687 134,649,204
580,674,984

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 1.7%
Kraft Heinz Co. (The) ................................ United States 3,628,164 $ 127,384,838
Health Care Equipment & Supplies 4.1%
Baxter International, Inc. .............................. United States 3,310,797 125,710,962
Medtronic plc ...................................... United States 2,027,126 182,502,154
308,213,116
Health Care Providers & Services 5.1%
CVS Health Corp. ................................... United States 2,224,302 139,864,110
Elevance Health, Inc. ................................ United States 296,743 154,306,360
Humana, Inc. ...................................... United States 263,959 83,606,373
377,776,843
Household Durables 1.4%
DR Horton, Inc. ..................................... United States 536,086 102,269,126
Insurance 3.6%
Everest Group Ltd. .................................. United States 356,787 139,799,850
Progressive Corp. (The) .............................. United States 491,882 124,819,977
264,619,827
Machinery 2.9%
Dover Corp. ....................................... United States 596,818 114,433,883
Parker-Hannifin Corp. ................................ United States 162,002 102,356,104
216,789,987
Media 4.0%
a
Charter Communications, Inc., A ........................ United States 445,093 144,245,739
Comcast Corp., A ................................... United States 3,652,418 152,561,500
296,807,239
Metals & Mining 2.2%
Rio Tinto plc ....................................... Australia 1,826,346 129,657,666
United States Steel Corp. ............................. United States 957,544 33,830,029
163,487,695
Oil, Gas & Consumable Fuels 4.7%
Chevron Corp. ..................................... United States 1,086,709 160,039,635
EOG Resources, Inc. ................................ United States 1,269,925 156,111,880
Hess Corp. ........................................ United States 247,708 33,638,746
349,790,261
Personal Care Products 1.7%
Kenvue, Inc. ....................................... United States 5,465,266 126,411,603
Pharmaceuticals 5.9%
GSK plc .......................................... United States 7,485,745 152,428,796
Merck & Co., Inc. ................................... United States 1,267,645 143,953,766
Novartis AG, ADR ................................... Switzerland 1,235,550 142,112,961
438,495,523
Professional Services 3.0%
KBR, Inc. ......................................... United States 1,657,269 107,937,930
SS&C Technologies Holdings, Inc. ....................... United States 1,517,586 112,620,057
220,557,987
Real Estate Management & Development 1.6%
a
CBRE Group, Inc., A ................................. United States 963,740 119,966,355

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Retail REITs 1.7%
Brixmor Property Group, Inc. ........................... United States 4,668,981 $ 130,077,811
Software 3.1%
Gen Digital, Inc. .................................... United States 4,315,082 118,362,699
Oracle Corp. ....................................... United States 649,314 110,643,106
229,005,805
Specialized REITs 2.1%
American Tower Corp. ................................ United States 672,981 156,508,461
Tobacco 1.7%
British American Tobacco plc ........................... United Kingdom 3,552,950 129,543,435
Trading Companies & Distributors 3.4%
AerCap Holdings NV ................................. Ireland 1,397,931 132,412,024
Ferguson Enterprises, Inc. ............................ United States 606,859 120,503,992
252,916,016
Total Common Stocks (Cost $5,226,200,327) ..................................
7,050,642,519
Principal
Amount
*
Corporate Bonds 0.4%
Media 0.1%
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ............
United States 7,847,000 7,808,555
Passenger Airlines 0.0%
†
d
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/29 ......................................... United States 436,000 462,874
Pharmaceuticals 0.1%
d
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 United States 4,289,000 3,516,526
Specialty Retail 0.2%
d
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 23,542,000 13,813,598
Total Corporate Bonds (Cost $26,729,931) ....................................
25,601,553
Senior Floating Rate Interests 2.9%
e
Commercial Services & Supplies 0.9%
Neptune BidCo US, Inc., First Lien, CME Term Loan, A, 10.154%,
(3-month SOFR + 4.75%), 10/11/28 .................... United States 37,804,611 35,451,274
Neptune BidCo US, Inc., First Lien, Dollar CME Term Loan, B,
10.404%, (3-month SOFR + 5%), 4/11/29 ................ United States 34,917,533 32,872,413
68,323,687
a a a a a a
e
Passenger Airlines 0.8%
f
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term Loan,
10.294%, (3-month SOFR + 4.75%), 4/20/28 ............. United States 28,000,000 28,828,240
American Airlines, Inc., First Lien, Initial CME Term Loan, 7.209%,
(6-month SOFR + 2.5%), 6/04/29 ...................... United States 29,595,000 29,410,031
58,238,271
a a a a a a
Professional Services 0.4%
e
CoreLogic, Inc., First Lien, Initial CME Term Loan, 8.46%,
(1-month SOFR + 3.5%), 6/02/28 ...................... United States 31,006,698 30,776,939

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Software 0.2%
e
Quest Software, Inc., Second Lien, Initial CME Term Loan,
12.902%, (3-month SOFR + 7.5%), 2/01/30 .............. United States 40,126,436 $ 14,583,552
Specialty Retail 0.6%
e
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B, 9.115%,
(3-month SOFR + 4.25%), 4/17/28 ..................... United States 55,029,481 43,665,893
Total Senior Floating Rate Interests (Cost $240,860,319) .......................
215,588,342
Shares
a
Companies in Liquidation 0.0%
a,b,g
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 555,154 —
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 20,046,000 —
Total Companies in Liquidation (Cost $–) ....................................
—
Total Long Term Investments (Cost $5,493,790,577) ...........................
7,291,832,414
a
Short Term Investments 1.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.8%
h
FHLB, 10/01/24 ..................................... United States 137,800,000 137,782,239
Total U.S. Government and Agency Securities (Cost $137,800,000) ..............
137,782,239
Total Short Term Investments (Cost $137,800,000 ) .............................
137,782,239
a
Total Investments (Cost $5,631,590,577) 99.7% ................................
$7,429,614,653
Other Assets, less Liabilities 0.3% ...........................................
20,964,859
Net Assets 100.0% .........................................................
$7,450,579,512
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $17,792,998, representing 0.2% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2024, the Fund had the following futures contracts outstanding.
At September 30, 2024, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 34 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 299 $ 24,992,662 12/16/24 $ (544,545)
Total Futures Contracts ...................................................................... $(544,545)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... UBSW Buy 1,300,000 1,739,270 11/18/24 $ — $ (1,338)
British Pound ...... WFLA Buy 1,911,866 2,552,297 11/18/24 6,589 (2,968)
British Pound ...... WFLA Sell 23,237,309 30,704,503 11/18/24 — (360,771)
Total Forward Exchange Contracts ................................................... $6,589 $(365,077)
Net unrealized appreciation (depreciation) ............................................ $(358,488)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of five separate funds, five of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At September 30, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
106,532
Inclusive Language Services LLC, Membership
Interests, B ............................... 4/30/14 $ — $ 58,074,782
113,053,307
Sorenson Communications LLC, First Lien, Term Loan,
B, PIK, 8%, 4/01/30 ......................... 4/01/22 - 6/28/24  110,938,802  97,845,312
28,709,594
Sorenson Communications LLC, First Lien, Term Loan,
B, PIK, 10%, 4/01/30 ........................ 4/01/22 - 6/28/24 28,739,329 29,181,706
1 Tenerity, Inc. ............................... 1/31/22 204 29
1,714,983 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 14,021,182 38,633,745
Total Restricted Securities (Value is 8.2% of Net Assets) .............. $153,699,517 $223,735,574
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
2,243,497 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 $ 18,342,152 $ 50,539,679
Total Restricted Securities (Value is 0.7% of Net Assets) .............. $18,342,152 $50,539,679
*
In U.S. dollars unless otherwise indicated.
2. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended September 30, 2024, investments in “affiliated companies” were as follows:
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Inclusive Language
Services LLC, Membership
Interests, B ......... $ 25,234,214 $ — $ — $ — $ 32,840,568 $ 58,074,782 106,532 $ —
Wayne Services Legacy,
Inc. .............. 93,178 — (268,664) 268,664 (93,178) —
a
— —
Interest
Sorenson Communications
LLC, First Lien, Term Loan,
B, PIK, 8%, 4/01/30 ...  96,971,368  4,320,101
b
 —  —  (3,446,157)  97,845,312 113,053,307  5,997,593
Sorenson Communications
LLC, First Lien, Term Loan,
B, PIK, 10%, 4/01/30 ..  28,538,278  1,497,979
b
 —  —  (854,551)  29,181,706 28,709,594  2,296,849
Total Affiliated Securities
(Value is 6.8% of Net
Assets) ........... $150,837,038 $5,818,080 $(268,664) $268,664 $28,446,682 $185,101,800 $8,294,442
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group Brazil
LLC .............. 213,449 — (150,618) (4,654,060) 4,591,229 —
a
— —
Wayne Services Legacy,
Inc. .............. 97,962 — (282,458) 282,458 (97,962) —
a
— —
Total Affiliated Securities
(Value is —% of Net
Assets) ........... $311,411 $— $(433,076) $(4,371,602) $4,493,267 $— $—
*
In U.S. dollars unless otherwise indicated.
a
As of September 30, 2024, no longer held by the fund.
b
May include accretion, amortization, and/or other cost basis adjustments.

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 84,735,195 $ — $ 84,735,195
Air Freight & Logistics ................... 80,222,183 — — 80,222,183
Automobiles .......................... 61,542,541 — — 61,542,541
Banks ............................... 137,938,497 188,410,782 — 326,349,279
Beverages ........................... — 109,829,800 — 109,829,800
Building Products ...................... 124,696,453 — — 124,696,453
Capital Markets ........................ 115,081,562 — — 115,081,562
Consumer Staples Distribution & Retail ...... — 61,213,894 — 61,213,894
Diversified Telecommunication Services ..... — 63,980,089 — 63,980,089
Energy Equipment & Services ............. 58,148,363 — — 58,148,363
Entertainment ......................... 104,699,449 — — 104,699,449
Financial Services ...................... 80,556,812 — — 80,556,812
Health Care Equipment & Supplies ......... 131,330,722 — — 131,330,722
Health Care Providers & Services .......... 61,179,560 — — 61,179,560
Household Products .................... — 110,514,797 — 110,514,797
Insurance ............................ 232,940,856 — — 232,940,856
Machinery ............................ 123,510,701 — — 123,510,701
Media ............................... 80,498,231 — — 80,498,231
Metals & Mining ....................... — 65,205,663 — 65,205,663
Oil, Gas & Consumable Fuels ............. 65,417,776 91,584,167 — 157,001,943
Personal Care Products ................. — 138,314,687 — 138,314,687
Pharmaceuticals ....................... 182,444,538 202,805,298 — 385,249,836
Retail REITs .......................... 79,093,509 — — 79,093,509
Software ............................. 69,558,695 — — 69,558,695
Technology Hardware, Storage & Peripherals . — 89,475,717 — 89,475,717
Textiles, Apparel & Luxury Goods .......... — 111,962,108 — 111,962,108
Trading Companies & Distributors .......... 122,772,455 — — 122,772,455
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 38,395,051 — 38,395,051
Total Investments in Securities ........... $1,911,632,903 $1,356,427,248
b
$— $3,268,060,151
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 143,636,324 — 143,636,324
Air Freight & Logistics ................... 133,728,135 — — 133,728,135
Automobile Components ................. 172,313,809 140,041,373 — 312,355,182
Banks ............................... 252,041,904 361,183,968 — 613,225,872
5. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Building Products ...................... $ 143,938,998 $ — $ — $ 143,938,998
Capital Markets ........................ 170,769,374 — — 170,769,374
Chemicals ........................... — 165,881,553 — 165,881,553
Consumer Finance ..................... 165,302,219 — — 165,302,219
Consumer Staples Distribution & Retail ...... — 179,460,765 — 179,460,765
Containers & Packaging ................. — 54,427,659 — 54,427,659
Diversified Telecommunication Services ..... — 181,704,397 — 181,704,397
Electric Utilities ........................ 120,543,310 — — 120,543,310
Electrical Equipment .................... — 161,613,585 — 161,613,585
Energy Equipment & Services ............. 177,620,076 — — 177,620,076
Entertainment ......................... 167,683,410 — — 167,683,410
Financial Services ...................... 554,872,431 — — 554,872,431
Food Products ........................ 151,650,237 159,719,755 — 311,369,992
Health Care Equipment & Supplies ......... 211,192,734 — — 211,192,734
Health Care Providers & Services .......... 491,647,689 183,043,487 — 674,691,176
Household Durables .................... 117,833,669 — — 117,833,669
Household Products .................... — 189,627,644 — 189,627,644
Industrial Conglomerates ................ — 152,308,887 — 152,308,887
Insurance ............................ 200,399,102 384,074,697 — 584,473,799
Interactive Media & Services .............. — 173,448,838 — 173,448,838
IT Services ........................... — 116,305,534 — 116,305,534
Media ............................... 209,660,639 — — 209,660,639
Metals & Mining ....................... — 175,532,307 — 175,532,307
Oil, Gas & Consumable Fuels ............. 42,928,960 356,081,175 — 399,010,135
Personal Care Products ................. 158,363,755 111,597,801 — 269,961,556
Pharmaceuticals ....................... 329,777,175 368,278,279 — 698,055,454
Real Estate Management & Development .... 135,438,223 — — 135,438,223
Semiconductors & Semiconductor Equipment . — 155,753,865 — 155,753,865
Technology Hardware, Storage & Peripherals . — 141,021,071 — 141,021,071
Textiles, Apparel & Luxury Goods .......... 62,772,452 334,620,095 — 397,392,547
Tobacco ............................. — 166,916,494 — 166,916,494
Trading Companies & Distributors .......... 337,403,209 — — 337,403,209
Corporate Bonds ........................ — 64,523,428 — 64,523,428
Senior Floating Rate Interests ............... — 222,290,153 — 222,290,153
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 212,347,053 — 212,347,053
Total Investments in Securities ........... $4,507,881,510 $5,055,440,187
c
$— $9,563,321,697
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,298,472 $— $1,298,472
Total Other Financial Instruments ......... $— $1,298,472 $— $1,298,472
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $16,280,850 $— $16,280,850
Futures Contracts ........................ 1,998,043 — — 1,998,043
Total Other Financial Instruments ......... $1,998,043 $16,280,850 $— $18,278,893
Franklin Mutual International Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 36,360,748 — 36,360,748
Air Freight & Logistics ................... — 17,427,793 — 17,427,793
5. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual International Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Automobile Components ................. $ — $ 17,315,973 $ — $ 17,315,973
Banks ............................... — 69,280,669 — 69,280,669
Beverages ........................... — 25,633,267 — 25,633,267
Capital Markets ........................ — 64,238,507 — 64,238,507
Chemicals ........................... — 16,152,321 — 16,152,321
Consumer Staples Distribution & Retail ...... — 22,584,953 — 22,584,953
Diversified Telecommunication Services ..... — 45,683,258 — 45,683,258
Electrical Equipment .................... — 13,664,175 — 13,664,175
Electronic Equipment, Instruments &
Components .......................... — 15,594,370 — 15,594,370
Energy Equipment & Services ............. 24,238,332 — — 24,238,332
Food Products ........................ — 2,158,137 — 2,158,137
Health Care Equipment & Supplies ......... — 24,299,805 — 24,299,805
Household Durables .................... — 15,402,097 — 15,402,097
Household Products .................... — 18,352,406 — 18,352,406
Industrial Conglomerates ................ — 15,719,527 — 15,719,527
Insurance ............................ — 59,439,020 — 59,439,020
Interactive Media & Services .............. — 19,352,615 — 19,352,615
IT Services ........................... — 12,344,363 — 12,344,363
Metals & Mining ....................... — 43,376,117 — 43,376,117
Multi-Utilities .......................... — 18,566,877 — 18,566,877
Oil, Gas & Consumable Fuels ............. — 51,136,773 — 51,136,773
Personal Care Products ................. — 14,292,164 — 14,292,164
Pharmaceuticals ....................... — 73,855,064 — 73,855,064
Professional Services ................... — 15,446,432 — 15,446,432
Semiconductors & Semiconductor Equipment . — 16,461,663 — 16,461,663
Technology Hardware, Storage & Peripherals . — 16,610,186 — 16,610,186
Textiles, Apparel & Luxury Goods .......... — 33,463,973 — 33,463,973
Trading Companies & Distributors .......... 19,761,149 — — 19,761,149
Short Term Investments ................... — 22,597,087 — 22,597,087
Total Investments in Securities ........... $43,999,481 $816,810,340
d
$— $860,809,821
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... 42,174,734 — — 42,174,734
Automobile Components ................. 61,675,101 27,247,715 — 88,922,816
Banks ............................... 110,738,170 36,739,452 — 147,477,622
Beverages ........................... — 32,969,110 — 32,969,110
Building Products ...................... 27,807,430 — — 27,807,430
Capital Markets ........................ — 35,064,558 — 35,064,558
Chemicals ........................... 44,220,662 31,931,371 — 76,152,033
Communications Equipment .............. 31,351,607 — 58,074,782 89,426,389
Construction & Engineering ............... 40,034,412 — — 40,034,412
Consumer Staples Distribution & Retail ...... — 34,913,046 — 34,913,046
Containers & Packaging ................. 34,764,005 32,003,347 — 66,767,352
Diversified Telecommunication Services ..... — 31,196,034 38,633,745 69,829,779
Electric Utilities ........................ 83,927,416 — — 83,927,416
Energy Equipment & Services ............. 79,890,461 — — 79,890,461
Entertainment ......................... 46,428,797 — — 46,428,797
Financial Services ...................... 111,457,699 — — 111,457,699
Food Products ........................ — 31,164,193 — 31,164,193
5. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Equipment & Supplies ......... $ 45,268,434 $ — $ — $ 45,268,434
Health Care Providers & Services .......... 108,668,340 27,411,159 — 136,079,499
Household Products .................... — 50,851,226 — 50,851,226
Insurance ............................ 124,323,236 83,794,476 — 208,117,712
Media ............................... 45,220,715 — 29 45,220,744
Metals & Mining ....................... 29,964,468 66,428,942 — 96,393,410
Oil, Gas & Consumable Fuels ............. 45,894,443 44,686,162 — 90,580,605
Personal Care Products ................. 39,234,471 — — 39,234,471
Pharmaceuticals ....................... 73,517,868 78,014,453 — 151,532,321
Professional Services ................... 29,369,646 — — 29,369,646
Real Estate Management & Development .... 16,388,525 — — 16,388,525
Semiconductors & Semiconductor Equipment . — 15,433,106 — 15,433,106
Specialized REITs ...................... 21,124,588 — — 21,124,588
Technology Hardware, Storage & Peripherals . — 22,486,160 — 22,486,160
Textiles, Apparel & Luxury Goods .......... 15,497,645 — — 15,497,645
Tobacco ............................. — 49,673,223 — 49,673,223
Trading Companies & Distributors .......... 35,896,038 — — 35,896,038
Wireless Telecommunication Services ....... 3,353,220 — — 3,353,220
Warrants ............................... 1,161,525 — — 1,161,525
Corporate Bonds ........................ — 87,531,807 — 87,531,807
Senior Floating Rate Interests ............... — 245,999,273 127,027,018 373,026,291
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 119,799,818 — 119,799,818
Total Investments in Securities ........... $1,349,353,656 $1,185,338,631
e
$223,735,574 $2,758,427,861
Other Financial Instruments:
Forward Exchange Contracts ............... $— $150,822 $— $150,822
Total Other Financial Instruments ......... $— $150,822 $— $150,822
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,648,097 $— $2,648,097
Futures Contracts ........................ 124,166 — — 124,166
Options Written .......................... 68,010 — — 68,010
Total Other Financial Instruments ......... $192,176 $2,648,097 $— $2,840,273
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... 133,694,731 — — 133,694,731
Automobile Components ................. 91,484,456 — — 91,484,456
Automobiles .......................... 92,400,443 — — 92,400,443
Banks ............................... 561,597,402 — — 561,597,402
Building Products ...................... 135,104,186 — — 135,104,186
Capital Markets ........................ 133,980,609 — — 133,980,609
Communications Equipment .............. 124,989,884 — — 124,989,884
Construction & Engineering ............... 110,239,553 — — 110,239,553
Consumer Finance ..................... 114,460,649 — — 114,460,649
Consumer Staples Distribution & Retail ...... 91,628,224 — — 91,628,224
Containers & Packaging ................. 118,099,223 41,250,204 — 159,349,427
Diversified Telecommunication Services ..... — — 50,539,679 50,539,679
Electric Utilities ........................ 261,218,360 — — 261,218,360
5. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components .......................... $ 103,162,874 $ — $ — $ 103,162,874
Energy Equipment & Services ............. 138,357,896 — — 138,357,896
Entertainment ......................... 157,137,234 — — 157,137,234
Financial Services ...................... 580,674,984 — — 580,674,984
Food Products ........................ 127,384,838 — — 127,384,838
Health Care Equipment & Supplies ......... 308,213,116 — — 308,213,116
Health Care Providers & Services .......... 377,776,843 — — 377,776,843
Household Durables .................... 102,269,126 — — 102,269,126
Insurance ............................ 264,619,827 — — 264,619,827
Machinery ............................ 216,789,987 — — 216,789,987
Media ............................... 296,807,239 — — 296,807,239
Metals & Mining ....................... 33,830,029 129,657,666 — 163,487,695
Oil, Gas & Consumable Fuels ............. 349,790,261 — — 349,790,261
Personal Care Products ................. 126,411,603 — — 126,411,603
Pharmaceuticals ....................... 286,066,727 152,428,796 — 438,495,523
Professional Services ................... 220,557,987 — — 220,557,987
Real Estate Management & Development .... 119,966,355 — — 119,966,355
Retail REITs .......................... 130,077,811 — — 130,077,811
Software ............................. 229,005,805 — — 229,005,805
Specialized REITs ...................... 156,508,461 — — 156,508,461
Tobacco ............................. — 129,543,435 — 129,543,435
Trading Companies & Distributors .......... 252,916,016 — — 252,916,016
Corporate Bonds ........................ — 25,601,553 — 25,601,553
Senior Floating Rate Interests ............... — 215,588,342 — 215,588,342
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 137,782,239 — 137,782,239
Total Investments in Securities ........... $6,547,222,739 $831,852,235
f
$50,539,679 $7,429,614,653
Other Financial Instruments:
Forward Exchange Contracts ............... $— $6,589 $— $6,589
Total Other Financial Instruments ......... $— $6,589 $— $6,589
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $365,077 $— $365,077
Futures Contracts ........................ 544,545 — — 544,545
Total Other Financial Instruments ......... $544,545 $365,077 $— $909,622
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $1,318,032,197, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $4,556,279,553, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $794,213,253, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $732,007,733, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $452,880,101, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2024, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2024, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Automobile Components $ 75,183 $ — $ (53,055) $ — $ — $ — $ (1,639,280) $ 1,617,152 $ — $ —
Communications
Equipment ....... 25,234,214 — — — — — — 32,840,568 58,074,782 32,840,568
Diversified
Telecommunication
Services ........ 21,666,778 — — — — — — 16,966,967 38,633,745 16,966,967
Media ........... 34 — — — — — — (5) 29 (5)
Specialty Retail ..... 93,178 — (268,664) — — — 268,664 (93,178) — —
Warrants :
Media ........... 309,776 — —
c
— — — (6,590,959) 6,281,183 — —
Senior Floating Rate
Interests :
Communications
Equipment ....... 125,509,646 5,621,545 — — — 196,535 — (4,300,708) 127,027,018 (4,300,708)
Companies in Liquidation : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $172,888,809 $5,621,545 $(321,719) $— $— $196,535 $(7,961,575) $53,311,979 $223,735,574 $45,506,822
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Communications Equipment. . . . . . . . $58,074,782 Market comparables Discount for lack of marketability
7.3% Decrease
EV / EBITDA multiple 7.7x Increase
EV / revenue multiple 2.0x Increase
Diversified Telecommunication Services 38,633,745 Market comparables Discount for lack of marketability
10.0% Decrease
EV / EBITDA multiple 5.1x Increase
5. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Senior Floating Rate Interests:
Communications Equipment . . . . . . $127,027,018 Discounted cash flow Discount rate 9.9% - 10.9%
(10.7%)
Decrease
All Other Investments . . . . . . . . . 29
c,d
Total . . . . . . . . . . . . . . . . . . . . . . . $223,735,574
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Cu r rency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.